Shareholder Report, Holdings (Details) - C000032333	Jun. 30, 2025
Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Uniform Mortgage-Backed Security, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Uniform Mortgage-Backed Security, TBAFR_01F062671
Holdings [Line Items]
Percent of Net Asset Value	3.00%
U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Uniform Mortgage-Backed Security, TBAFR_01F020679
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	2.50%
U.S. Treasury NotesFR_91282CJB8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Treasury NotesFR_91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Uniform Mortgage-Backed Security, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	33.10%
AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	29.30%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	27.90%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.60%
AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AssetAsset Backed
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Less than 0.05%.